Employee benefits - Schedule of net defined benefit liability and its components (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of net defined benefit liability and its components [Abstract]
Balance	$ 1,678	$ 1,630	$ 1,355
Current service cost	614	425	424
Interest cost	101	114	123
Net cost of the period	715	539	547
Actuarial loss (gain)	(83)	1,199	(102)
Income tax effect		(360)	26
Other:
Benefits paid	(217)	(1,330)	(196)
Balance	$ 2,093	$ 1,678	$ 1,630